Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY

9. EQUITY

Ordinary Shares

As of December 31, 2024, the Company has been authorized to issue 100,000,000 shares of Class A Ordinary Shares and 10,000,000 Class B Ordinary Shares. As of December 31, 2024, the Company had 34,536,384 shares of Class A Ordinary Shares and 5,933,700 shares of Class B Ordinary Shares issued and outstanding.

On August 15, 2025, the Company’s shareholders approved an increase of the share capital to US$1,110,000, divided into: (i) 1,000,000,000 class A ordinary shares of par value US$0.001 each, (ii) 50,000,000 class B ordinary shares of par value US$0.001 each, (iii) 50,000,000 class C ordinary shares of par value US$0.001 each, and (iv) 10,000,000 preferred shares of par value US$0.001 each, by an addition of 900,000,000 class A ordinary shares of par value US$0.001 each, and 40,000,000 class B ordinary shares of par value US$0.001 each, and the creation of a new share class comprising of 50,000,000 class C ordinary shares of par value US$0.001 each.

On September 2, 2025, Mr. Yucheng Hu, Chairman of the Board of Directors and a shareholder of the Company, submitted a notice of conversion pursuant to the Company’s Third Amended and Restated Memorandum and Articles of Association (“MAA”), requesting to convert 3,123,723 Class B ordinary shares, par value $0.001 per share (“Class B Shares”), into 3,123,723 Class C ordinary shares, par value $0.001 per share (“Class C Shares”) (the “Conversion”). Each Class B Share is convertible into one (1) Class A ordinary share, par value$0.001 (“Class A Share”), or one (1) Class C Share, at the option of the holder. Each Class C Share is convertible into one (1) Class A Share at the option of the holder. Each Class A Share shall be entitled to one (1) vote, each Class B Share shall be entitled to one hundred (100) votes, and each Class C Share shall be entitled to fifty (50) votes. On September 3, 2025, Mr. Hu entered into a share transfer agreement, pursuant to which he agreed to transfer 2,290,390 Class C Shares to Mr. Yaman Demir, a director of the Company, at par value and as permitted under the MAA (the “Transfer”). The Conversion and the Transfer closed on September 22, 2025.

On February 18, 2025, the Company entered into an At The Market Offering Agreement (the “Agreement”) with H.C. Wainwright& Co., LLC (the “Manager”) pursuant to which the Company may offer and sell, from time to time, through the Manager, Class A Ordinary Shares, par value $0.001 per share (the “Shares”), having an aggregate offering price of up to $20,000,000. For the year ended December 31, 2025, the Company sold 2,089,272 shares of Class A Ordinary Share and raised net proceeds of $2,821,100. On March 10, 2025, the Company sold 5,800 shares of Class A Ordinary Share to the Manager as reimbursement for Manager’s counsel’s fees in connection with each due diligence update session.

On July 24, 2025, the Company signed a Securities Purchase Agreement (the “Agreement”) with certain accredited investors (collectively, the “Investors”), pursuant to which the Investors, severally and not jointly, agreed, subject to certain terms and conditions of the Agreement, to purchase an aggregate of 16,000,000 Class A ordinary shares, par value $0.001 (the “Class A Shares”), for an aggregate purchase price of $16,000,000, or $1.00 per Class A Share (the “Offering Purchase Price”, the transactions contemplated under the Agreement, the “Offering”). The Offering closed on the same day and the proceeds therefrom will provide a solid capital foundation for the Company’s proposed strategic expansion into the stable coin sector. In connection with preparation of the Offering, on July 17, 2025, the Company entered into a Finder’s Agreement with Web3 Capital Limited, a company formed under the laws of Cayman Islands (the “Finder”). The Company has agreed to a fee, to be paid in Class A Shares, equal to 5% of the Class A Shares subscribed by the investors introduced by the Finder. Upon the closing of the Offering, the Company issued 785,000 Class A Shares to the Finder under the Finder’s Agreement.

In addition, pursuant to a prior engagement letter with H.C. Wainwright & Co. (“Wainwright”), the Company agreed to pay Wainwright a cash fee equal to 3% of the aggregate gross proceeds raised in the Offering that is in excess of $5,000,000. Wainwright acted as financial advisor to the Company and has not been engaged in the solicitation or distribution of the Offering.

For the year ended December 31, 2025, the Company issued an aggregated 4,627,832 shares of Class A Ordinary Shares stocks to certain service providers, among which 262,832 shares were vest immediately and 4,365,000 shares were vest in four months through December 2025. For the year ended December 31, 2025, the Company recognized services expenses of $10,725,900 in the account of general and administrative expenses.

For the year ended December 31, 2025, the Company issued 3,888,400 restricted stock units to the Company’s management and staff under the Amended and Restated 2021 Equity Incentive Plan, among which 2,998,400 shares were vest immediately and 3,590,000 shares were vest in four months through December 2025. For the year ended December 31, 2025, the Company recognized share-based compensation expenses of $8,712,800 in the account of general and administrative expenses.

As of December 31, 2025, the Company had 61,926,888 shares of Class A Ordinary Shares, 2,809,977 shares of Class B Ordinary Shares, and 3,123,723 shares of Class C Ordinary Shares issued and outstanding.

Warrants

In connection with the private placement closed on January 17, 2024, the Company issued 2,490,000 warrants to certain investors. Each warrant entitling the holder to purchase one share of common stock at an exercise price of $1.50 per share at any time for a period of up to five (5) years starting six (6) months from the issuance date at which time the warrants will expire. No fractional shares of warrants will be issued in connection with any exercise. The number of warrants and the price of warrant may be subject to adjustment in the event of (i) recapitalization, reorganization, reclassification, consolidation, merger or sale, or (ii) stock dividends, subdivisions and combinations, As the warrants meet the criteria for equity classification under ASC 480 and ASC 815, therefore, the warrants are classified as equity. On January 17, 2024, the relative fair value of the warrants was $1,867,400, calculated using the Black-Scholes pricing model with the following assumptions:

As of January 17, 2024
Risk-free rate of return	4.02%
Estimated volatility rate	99.86%
Dividend yield	0%
Spot price of underlying ordinary share	$2.8
Exercise price	$1.5
Relative fair value of warrant	$1,867,400

In connection with the private placement closed on August 5, 2024, the Company issued (i) Series A common stock warrants to purchase an aggregate of 681,818 shares of Common Stock at an exercise price of $2.20 per share; and (iv) Series B common stock warrants to purchase an aggregate of 681,818 shares of Common Stock at an exercise price of $2.20 per share. The Series A common stock warrants will expire twenty-four months following the issuance date and the Series B common stock warrants will expire five and one-half years following the issuance date. No fractional shares of warrants will be issued in connection with any exercise. The number of both series of warrants and the price of warrants may be subject to adjustment in the event of (i) recapitalization, reorganization, reclassification, consolidation, merger or sale, or (ii) stock dividends, subdivisions and combinations. As both series of warrants meet the criteria for equity classification under ASC 480 and ASC 815, therefore, the warrants are classified as equity. On August 5, 2024, the relative fair value of the Series A common stock warrants and Series B common stock warrants were $26,720 and $88,766, respectively, calculated using the Black-Scholes pricing model with the following assumptions:

	August 5, 2024
	Series A Warrants	Series B Warrants
Risk-free rate of return	3.89%	3.62%
Estimated volatility rate	136.12%	166.01%
Dividend yield	0%	0%
Spot price of underlying ordinary share	$2.07	$2.07
Exercise price	$2.20	$2.20

In addition, the Company also issued pre-funded warrants to purchase 340,909 shares at an exercise price of $0.001 per pre-funded warrant. The investors exercised the pre-funded warrants in September 2024 and the Company issued 340,909 shares of common stocks. As of December 31, 2025, the Company had outstanding warrants to purchase up to 3,853,636 Class A Ordinary Shares.